Accounting Policies Applied - Future Cash Flows Projections Growth Rate of Non-financial Assets (Detail)	Dec. 31, 2019
Argentina | Argentine peso [Member] | Bottom of range
Disclosure Of Future Cash Flows Projections [Line Items]
Growth rates	5.00%
Argentina | Argentine peso [Member] | Top of Range
Disclosure Of Future Cash Flows Projections [Line Items]
Growth rates	6.70%
Brazil | Brazilian Reals [Member]
Disclosure Of Future Cash Flows Projections [Line Items]
Growth rates	3.80%
Peru | Peruvian sol [Member]
Disclosure Of Future Cash Flows Projections [Line Items]
Growth rates	2.50%
Colombia | Colombian peso [Member]
Disclosure Of Future Cash Flows Projections [Line Items]
Growth rates	3.00%